Expense Example, No Redemption	Dec. 31, 2025 USD ($)
First Eagle Global Fund | First Eagle Global Fund | Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 607
Expense Example, No Redemption, 3 Years	832
Expense Example, No Redemption, 5 Years	1,076
Expense Example, No Redemption, 10 Years	1,773
First Eagle Global Fund | First Eagle Global Fund | Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	188
Expense Example, No Redemption, 3 Years	582
Expense Example, No Redemption, 5 Years	1,001
Expense Example, No Redemption, 10 Years	2,169
First Eagle Global Fund | First Eagle Global Fund | Class I
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	88
Expense Example, No Redemption, 3 Years	274
Expense Example, No Redemption, 5 Years	477
Expense Example, No Redemption, 10 Years	1,061
First Eagle Global Fund | First Eagle Global Fund | Class R6
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	80
Expense Example, No Redemption, 3 Years	249
Expense Example, No Redemption, 5 Years	433
Expense Example, No Redemption, 10 Years	966
First Eagle Overseas Fund | First Eagle Overseas Fund | Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	610
Expense Example, No Redemption, 3 Years	844
Expense Example, No Redemption, 5 Years	1,096
Expense Example, No Redemption, 10 Years	1,817
First Eagle Overseas Fund | First Eagle Overseas Fund | Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	190
Expense Example, No Redemption, 3 Years	588
Expense Example, No Redemption, 5 Years	1,011
Expense Example, No Redemption, 10 Years	2,190
First Eagle Overseas Fund | First Eagle Overseas Fund | Class I
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	90
Expense Example, No Redemption, 3 Years	281
Expense Example, No Redemption, 5 Years	488
Expense Example, No Redemption, 10 Years	1,084
First Eagle Overseas Fund | First Eagle Overseas Fund | Class R6
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	81
Expense Example, No Redemption, 3 Years	252
Expense Example, No Redemption, 5 Years	439
Expense Example, No Redemption, 10 Years	978
First Eagle U.S. Fund | First Eagle U.S. Fund | Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	610
Expense Example, No Redemption, 3 Years	844
Expense Example, No Redemption, 5 Years	1,096
Expense Example, No Redemption, 10 Years	1,817
First Eagle U.S. Fund | First Eagle U.S. Fund | Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	191
Expense Example, No Redemption, 3 Years	591
Expense Example, No Redemption, 5 Years	1,016
Expense Example, No Redemption, 10 Years	2,201
First Eagle U.S. Fund | First Eagle U.S. Fund | Class I
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	91
Expense Example, No Redemption, 3 Years	284
Expense Example, No Redemption, 5 Years	493
Expense Example, No Redemption, 10 Years	1,096
First Eagle U.S. Fund | First Eagle U.S. Fund | Class R6
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	85
Expense Example, No Redemption, 3 Years	265
Expense Example, No Redemption, 5 Years	460
Expense Example, No Redemption, 10 Years	1,025
First Eagle Gold Fund | First Eagle Gold Fund | Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	610
Expense Example, No Redemption, 3 Years	844
Expense Example, No Redemption, 5 Years	1,096
Expense Example, No Redemption, 10 Years	1,817
First Eagle Gold Fund | First Eagle Gold Fund | Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	192
Expense Example, No Redemption, 3 Years	594
Expense Example, No Redemption, 5 Years	1,021
Expense Example, No Redemption, 10 Years	2,212
First Eagle Gold Fund | First Eagle Gold Fund | Class I
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	93
Expense Example, No Redemption, 3 Years	290
Expense Example, No Redemption, 5 Years	504
Expense Example, No Redemption, 10 Years	1,120
First Eagle Gold Fund | First Eagle Gold Fund | Class R6
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	83
Expense Example, No Redemption, 3 Years	259
Expense Example, No Redemption, 5 Years	450
Expense Example, No Redemption, 10 Years	1,002
First Eagle Global Income Builder Fund | First Eagle Global Income Builder Fund | Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	608
Expense Example, No Redemption, 3 Years	838
Expense Example, No Redemption, 5 Years	1,086
Expense Example, No Redemption, 10 Years	1,795
First Eagle Global Income Builder Fund | First Eagle Global Income Builder Fund | Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	193
Expense Example, No Redemption, 3 Years	597
Expense Example, No Redemption, 5 Years	1,026
Expense Example, No Redemption, 10 Years	2,222
First Eagle Global Income Builder Fund | First Eagle Global Income Builder Fund | Class I
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	93
Expense Example, No Redemption, 3 Years	290
Expense Example, No Redemption, 5 Years	504
Expense Example, No Redemption, 10 Years	1,120
First Eagle Global Income Builder Fund | First Eagle Global Income Builder Fund | Class R6
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	86
Expense Example, No Redemption, 3 Years	268
Expense Example, No Redemption, 5 Years	466
Expense Example, No Redemption, 10 Years	1,037
First Eagle Rising Dividend Fund | First Eagle Rising Dividend Fund | Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	587
Expense Example, No Redemption, 3 Years	791
Expense Example, No Redemption, 5 Years	1,011
Expense Example, No Redemption, 10 Years	1,645
First Eagle Rising Dividend Fund | First Eagle Rising Dividend Fund | Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	168
Expense Example, No Redemption, 3 Years	529
Expense Example, No Redemption, 5 Years	914
Expense Example, No Redemption, 10 Years	1,994
First Eagle Rising Dividend Fund | First Eagle Rising Dividend Fund | Class I
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	66
Expense Example, No Redemption, 3 Years	223
Expense Example, No Redemption, 5 Years	394
Expense Example, No Redemption, 10 Years	888
First Eagle Rising Dividend Fund | First Eagle Rising Dividend Fund | Class R6
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	66
Expense Example, No Redemption, 3 Years	208
Expense Example, No Redemption, 5 Years	362
Expense Example, No Redemption, 10 Years	810
First Eagle Small Cap Opportunity Fund | First Eagle Small Cap Opportunity Fund | Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	620
Expense Example, No Redemption, 3 Years	874
Expense Example, No Redemption, 5 Years	1,147
Expense Example, No Redemption, 10 Years	1,925
First Eagle Small Cap Opportunity Fund | First Eagle Small Cap Opportunity Fund | Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	203
Expense Example, No Redemption, 3 Years	627
Expense Example, No Redemption, 5 Years	1,078
Expense Example, No Redemption, 10 Years	2,327
First Eagle Small Cap Opportunity Fund | First Eagle Small Cap Opportunity Fund | Class I
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	102
Expense Example, No Redemption, 3 Years	325
Expense Example, No Redemption, 5 Years	566
Expense Example, No Redemption, 10 Years	1,257
First Eagle Small Cap Opportunity Fund | First Eagle Small Cap Opportunity Fund | Class R6
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	95
Expense Example, No Redemption, 3 Years	296
Expense Example, No Redemption, 5 Years	515
Expense Example, No Redemption, 10 Years	1,143
First Eagle U.S. Smid Cap Opportunity Fund | First Eagle U.S. Smid Cap Opportunity Fund | Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	616
Expense Example, No Redemption, 3 Years	1,044
Expense Example, No Redemption, 5 Years	1,498
Expense Example, No Redemption, 10 Years	2,751
First Eagle U.S. Smid Cap Opportunity Fund | First Eagle U.S. Smid Cap Opportunity Fund | Class I
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	97
Expense Example, No Redemption, 3 Years	473
Expense Example, No Redemption, 5 Years	874
Expense Example, No Redemption, 10 Years	1,996
First Eagle U.S. Smid Cap Opportunity Fund | First Eagle U.S. Smid Cap Opportunity Fund | Class R6
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	97
Expense Example, No Redemption, 3 Years	439
Expense Example, No Redemption, 5 Years	805
Expense Example, No Redemption, 10 Years	1,835
First Eagle Global Real Assets Fund | First Eagle Global Real Assets Fund | Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	607
Expense Example, No Redemption, 3 Years	1,584
Expense Example, No Redemption, 5 Years	2,563
Expense Example, No Redemption, 10 Years	5,014
First Eagle Global Real Assets Fund | First Eagle Global Real Assets Fund | Class I
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	87
Expense Example, No Redemption, 3 Years	1,069
Expense Example, No Redemption, 5 Years	2,057
Expense Example, No Redemption, 10 Years	4,552
First Eagle Global Real Assets Fund | First Eagle Global Real Assets Fund | Class R6
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	87
Expense Example, No Redemption, 3 Years	1,065
Expense Example, No Redemption, 5 Years	2,049
Expense Example, No Redemption, 10 Years	4,537
First Eagle High Yield Municipal Fund | First Eagle High Yield Municipal Fund | Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	407
Expense Example, No Redemption, 3 Years	736
Expense Example, No Redemption, 5 Years	1,089
Expense Example, No Redemption, 10 Years	2,081
First Eagle High Yield Municipal Fund | First Eagle High Yield Municipal Fund | Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	237
Expense Example, No Redemption, 3 Years	730
Expense Example, No Redemption, 5 Years	1,250
Expense Example, No Redemption, 10 Years	2,676
First Eagle High Yield Municipal Fund | First Eagle High Yield Municipal Fund | Class I
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	138
Expense Example, No Redemption, 3 Years	431
Expense Example, No Redemption, 5 Years	745
Expense Example, No Redemption, 10 Years	1,635
First Eagle High Yield Municipal Fund | First Eagle High Yield Municipal Fund | Class R6
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	130
Expense Example, No Redemption, 3 Years	406
Expense Example, No Redemption, 5 Years	702
Expense Example, No Redemption, 10 Years	1,545
First Eagle Short Duration High Yield Municipal Fund | First Eagle Short Duration High Yield Municipal Fund | Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	336
Expense Example, No Redemption, 3 Years	518
Expense Example, No Redemption, 5 Years	715
Expense Example, No Redemption, 10 Years	1,284
First Eagle Short Duration High Yield Municipal Fund | First Eagle Short Duration High Yield Municipal Fund | Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	162
Expense Example, No Redemption, 3 Years	502
Expense Example, No Redemption, 5 Years	866
Expense Example, No Redemption, 10 Years	1,889
First Eagle Short Duration High Yield Municipal Fund | First Eagle Short Duration High Yield Municipal Fund | Class I
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	65
Expense Example, No Redemption, 3 Years	205
Expense Example, No Redemption, 5 Years	357
Expense Example, No Redemption, 10 Years	798
First Eagle Short Duration High Yield Municipal Fund | First Eagle Short Duration High Yield Municipal Fund | Class R6
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	64
Expense Example, No Redemption, 3 Years	202
Expense Example, No Redemption, 5 Years	351
Expense Example, No Redemption, 10 Years	786
First Eagle Core Plus Municipal Fund | First Eagle Core Plus Municipal Fund | Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	317
Expense Example, No Redemption, 3 Years	576
First Eagle Core Plus Municipal Fund | First Eagle Core Plus Municipal Fund | Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	145
Expense Example, No Redemption, 3 Years	567
First Eagle Core Plus Municipal Fund | First Eagle Core Plus Municipal Fund | Class I
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	43
Expense Example, No Redemption, 3 Years	256
First Eagle Core Plus Municipal Fund | First Eagle Core Plus Municipal Fund | R6
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	43
Expense Example, No Redemption, 3 Years	$ 256